RELATED PARTIES - Argand Group LLC (FY) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) aircraft shares	Dec. 31, 2022 USD ($) shares
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)	29,251,629		28,043,449	11,268,877
Operating lease expense | $	$ 117	$ 117	$ 469	$ 168
Related Party
Related Party Transaction [Line Items]
Number of leased assets | aircraft			2
Operating lease expense | $			$ 0	$ 56
Argand Group LLC | Related Party
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)	3,466,153		3,466,154
Argand Group LLC | Related Party | Previously Reported
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)			3,414,661
Argand Group LLC | Related Party | Volato Group, Inc.
Related Party Transaction [Line Items]
Ownership percentage of issued and outstanding shares of Class A common stock	10.80%		12.40%